Share Compensation (Details) - Schedule of share based compensation operating expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of share based compensation operating expenses [Abstract]
Selling and marketing expenses	$ 111,997	$ 93,439	$ 92,885
General and administrative expenses	99,826	74,911	67,099
Total share-based compensation expenses	$ 211,823	$ 168,350	$ 159,984